Convertible Promissory Note (‘Notes’) (Details) - Schedule of Summary of the Company’s Notes Payable - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Summary of the Company’s Notes Payable [Abstract]
Notes		$ 10,944,727
Total		$ 10,944,727